SCHEDULE 1 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net (loss) income	$ (30,361)	$ 124	$ (2,202)
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	(3,797)	4,983	3,162
Total comprehensive income (loss)	(34,160)	5,105	952
Parent Company [Member]
Net (loss) income	(30,361)	124	(2,202)
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	(3,797)	4,983	3,162
Total comprehensive income (loss)	$ (34,158)	$ 5,107	$ 960